Disposals of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Spectrum Global Solutions, Inc. [Member]
Disposals of Subsidiaries (Tables) [Line Items]
Schedule of breakout the consideration received and given
Liabilities disposed of
Assumption of portion of Dominion Capital LLC note	$570,885
Assumption of Joel Raven note	347,200
Assumption of Michael Roeske note	148,800
Assumption of TNS CARES Act loan	108,658
Assumption of accounts payable and accrued expenses	1,070,288
Assumption of contract liabilities	2,488,494
Total liabilities disposed of	$4,734,325

Assets disposed of
Cash	$978,395
Accounts receivable, net	1,317,230
Due from related party	5,187,585
Prepaid expenses and deposits	310,958
Goodwill	1,574,599
Customer lists, net	1,672,399
Tradenames, net	171,822
Total assets disposed of	$11,212,988

Loss on disposal of subsidiary	$6,478,663

Liabilities disposed of
Assumption of AWS CARES Act loan	$682,400
Assumption of accounts payable and accrued expenses	1,425,265
Total liabilities disposed of	$2,107,665

Assets disposed of
Cash	$37,933
Accounts receivable, net	399,107
Other assets	20,754
Intangible assets	938,195
Total assets disposed of	$1,395,989

Gain on disposal of subsidiary	$711,676